Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2014
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	40 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	50 years
Transportation equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	5 years
Transportation equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	10 years
Machinery [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	10 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	5 years
Furniture [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, useful life	5 years